SCHEDULE OF TRANSACTIONS WITH OTHER RELATED PARTIES (Details) (Parenthetical) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jan. 21, 2025	Jul. 31, 2024
IfrsStatementLineItems [Line Items]
Licence fee income		$ 42,680	$ 71,333	$ 387,751
Contractor fee	[1]	260,417	250,000	250,000
Write-off of due from related company	[2]		81,347
Share based payments expenses	[3],[4]	369,648
Borrowings, interest rate			8.00%
Loan from a related company	[5]	24,548	$ 80,219	60,712
Loan from immediate holding.	[6]	$ 129,423	187,584	78,926
Loans and advances					$ 3,530,091
Cash					$ 530,019
Convertible loan percentage		8.00%
Interest on convertible loan	[7]	$ 238,960	266,520	80,822
Diginex Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 1,000,000
Borrowings, interest rate		8.00%
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 517,535				$ 517,535
Working Capital Innovation Fund II L.P. [member]
IfrsStatementLineItems [Line Items]
Borrowings		$ 482,465				$ 482,465
Rhino Ventures [member]
IfrsStatementLineItems [Line Items]
Borrowings			$ 1,664,483
Borrowings, interest rate		8.00%	8.00%
Preference shares [member]
IfrsStatementLineItems [Line Items]
Share based payments expenses		151
Share based payments expenses		$ 369,648
Share based payments expenses		$ 369,648

[1]	During the year ended 31 March 2025, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $260,417 (2024: $250,000; 2023: $250,000).
[2]	During the year ended 31 March 2024, the Group has fully written off the amount due from a related company, Diginex (Holdings) Limited, a company controlled by Rhino Ventures, of $81,347 (2025 and 2023: $Nil).
[3]	In connection with the issuance 151 Preferred Shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 are recognized during the year ended 31 March 2025 (2024 and 2023: $Nil).
[4]	In connection with the issuance 151 Preferred Shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 are recognized during the year ended 31 March 2025 (2024 and 2023: $Nil).
[5]	The Group had a loan with a principal of $
[6]	The Group had a loan outstanding from immediate holding company, Rhino Ventures. The loan bore an
[7]	The Group issued convertible loan notes to the shareholders of the Company. The convertible loan note bore an 8% annual interest charge and interest of $238,960 was accrued during the year ended 31 March 2025 (2024: $266,520; 2023: 80,822). The convertible loan notes were converted into ordinary shares on 20 December 2024.